Segmented information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmented information	Segmented information
For management purposes, the Company is organized into business units based on its products, services and geographical location and has five reportable segments as follows:
•Exchange listed products (reportable), which provides management services to the Company's closed-end physical trusts and exchange traded funds ("ETFs"), both of which are actively traded on public securities exchanges;
•Managed equities (reportable), which provides management services to the Company's alternative investment strategies managed in-house and on a sub-advisory basis. In the first quarter of the year, the Company completed the restructuring of its U.S.-based discretionary accounts operations which led to the conversion of those client assets from administrated brokerage assets to actively managed AUM. Consequently, these operations were reclassified to form part of the managed equities segment;
•Private strategies (reportable), which provides lending and streaming activities through limited partnership vehicles. In the first quarter of the year, the Company renamed the Lending segment to "Private strategies" in order to reflect the successful growth of its streaming funds alongside its traditional lending partnership vehicles;
•Brokerage (reportable), which includes the activities of our Canadian and U.S. broker-dealers. In the first quarter of the year, the Company completed the restructuring of its U.S.-based discretionary accounts operations which led to the conversion of those client assets from administrated brokerage assets to actively managed AUM. Consequently, these operations were reclassified to form part of the managed equities segment;
•Corporate (reportable), which provides capital, balance sheet management and enterprise shared services to the Company's subsidiaries;
•All other segments (non-reportable), which do not meet the definition of reportable segments per IFRS 8.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on earnings before interest expense, income taxes, amortization and impairment of intangible assets and goodwill, gains and losses on investments (as if such gains and losses had not occurred), other expenses, amortization of stock-based compensation, carried interest and performance fees and carried interest and performance fee payouts (adjusted base EBITDA).
Adjusted base EBITDA is not a measurement in accordance with IFRS and should not be considered as an alternative to net income or any other measure of performance under IFRS.
Transfer pricing between operating segments is performed on an arm's length basis in a manner similar to transactions with third parties.
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2022

	Exchange listed products	Managed equities	Private strategies	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	76,819	29,710	16,984	20,472	(3,288)	4,485	145,182
Total expenses	27,221	25,634	12,400	19,055	31,246	4,547	120,103
Income (loss) before income taxes	49,598	4,076	4,584	1,417	(34,534)	(62)	25,079
Adjusted base EBITDA	56,948	9,932	9,207	4,602	(10,518)	831	71,002
For the year ended December 31, 2021

	Exchange listed products	Managed equities	Private strategies	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	62,983	34,020	25,729	34,556	2,698	4,659	164,645
Total expenses	20,641	27,951	18,002	26,245	21,250	5,366	119,455
Income (loss) before income taxes	42,342	6,069	7,727	8,311	(18,552)	(707)	45,190
Adjusted base EBITDA	46,449	14,215	8,921	9,768	(16,071)	791	64,073

For geographic reporting purposes, transactions are primarily recorded in the location that corresponds with the underlying subsidiary's country of domicile that generates the revenue. The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021
Canada	130,397	146,616
United States	14,785	18,029
	145,182	164,645